EQUITY - Share Details - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions											12 Months Ended
	May 10, 2017 EUR (€)	Apr. 08, 2016 USD ($) $ / shares shares	Apr. 08, 2016 EUR (€) shares	Mar. 11, 2016 EUR (€)	Mar. 10, 2016 USD ($) shares	Mar. 10, 2016 EUR (€)	Jan. 15, 2016 USD ($) shares	Jan. 15, 2016 EUR (€) shares	May 08, 2013 EUR (€) shares	May 08, 2012 EUR (€) shares	Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2017 USD ($) shares	May 22, 2017 EUR (€) shares	May 21, 2017 EUR (€) shares	Apr. 07, 2017 USD ($)	Apr. 07, 2017 EUR (€)	Apr. 08, 2016 EUR (€) € / shares shares	Mar. 10, 2016 EUR (€) € / shares shares	Mar. 09, 2016 USD ($)	Mar. 09, 2016 EUR (€)	Jan. 15, 2016 EUR (€) shares	Jan. 14, 2016 USD ($)	Jan. 14, 2016 EUR (€)	Dec. 31, 2014 USD ($)
Disclosure of classes of share capital [line items]
Reverse stock split ratio																3
Shares issued (in shares)											1,021,903,623		555,130,741		1,021,903,623	1,021,903,623	3,065,710,869
Conversion of mandatorily convertible notes (in shares)							137,967,116	137,967,116
Equity | $											$ 32,325		$ 27,570		$ 40,855												$ 45,160
Number of shares issued and fully paid		3,065,710,869					1,803,359,338													3,065,710,869				1,803,359,338
Par value (usd per share) | € / shares																					€ 0.10
Proceeds from issue of ordinary shares | $		$ 3,115									$ 3,000
Payments for share issue costs | $		$ 40
Number of equity rights (in shares)		1,803,359,338	1,803,359,338
Increase (decrease) in authorised share capital | €	€ 345		€ (2,900)	€ 3,000		€ (8,049)			€ 524	€ 643
Increase (decrease) in number of shares authorised									223,000,000	156,000,000
Increase (decrease) in authorised share capital (as a percentage)									8.00%	10.00%
Authorised share capital | €									€ 8,200	€ 7,700						€ 345	€ 337				€ 337
Approval period (in years)					5 years	5 years			5 years	5 years
Shares authorized (in shares)					3,372,281,956				1,995,857,213	1,773,091,461	1,124,093,985				1,151,576,921	1,151,576,921	3,372,281,956				3,372,281,956
Treasury shares (in shares)											2,407,480		2,860,363		1,986,836
Share capital
Disclosure of classes of share capital [line items]
Conversion of mandatorily convertible notes (in shares)							137,967,116	137,967,116			46,000,000	[1]	1,000,000	[1]
Conversion of mandatorily convertible notes							$ 622	€ 570			$ 622
Equity		$ 401			$ 257		$ 10,633				401		$ 10,011		$ 401			$ 257	€ 180	€ 306	€ 180	$ 10,633	€ 7,453	€ 7,453	$ 10,011	€ 6,883	$ 10,011
Reduction of issued capital					$ 10,376	€ 7,273					$ 10,376
Par value (usd per share) | € / shares																					€ 0.10
Class of warrant or right, exercise price of warrants or rights | € / shares																				€ 2.20
Class of warrant or right, number of securities called by each warrant or right | $ / shares		$ 0.7
Stock issued during period		$ 144	€ 126
New shares issued (in shares)		1,262,351,531	1,262,351,531								421,000,000	[1]
Pro Forma
Disclosure of classes of share capital [line items]
Conversion of mandatorily convertible notes (in shares)							45,989,039	45,989,039
Number of shares issued and fully paid		1,021,903,623					601,119,779													1,021,903,623				601,119,779
Number of equity rights (in shares)		601,119,779	601,119,779
Increase (decrease) in number of shares authorised									74,000,000	52,000,000
Shares authorized (in shares)					1,124,093,985				665,285,738	591,030,487											1,124,093,985
Treasury shares (in shares)											7,200,000				7,200,000
Pro Forma | Share capital
Disclosure of classes of share capital [line items]
Conversion of mandatorily convertible notes (in shares)							45,989,039	45,989,039
New shares issued (in shares)		420,783,844	420,783,844

[1]	Amounts are in millions of shares (treasury shares are excluded). On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of outstanding shares decreased from 3,058 to 1,020 and all prior periods have been recast in accordance with IFRS. Please refer to note 10 for further information.